FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and Cash Equivalents	$ 3,499,488	$ 723,775
Prepaid expenses and other current assets	52,932	41,684
Total current assets	4,889,163	1,742,980
TOTAL ASSETS	7,594,096	3,343,651
Current liabilities:
Accrued expenses and other current liabilities	51,497	40,848
Total current liabilities	736,542	550,499
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2020 and 2021; 369,878,552 shares issued and 365,235,402 shares outstanding as of December 31, 2020, 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021)	40	38
Additional paid-in capital	2,211,203	1,016,855
Retained earnings	2,898,843	1,079,042
Accumulated other comprehensive income (loss)	(176,032)	67,773
Treasury shares, at cost (4,643,150 shares as of December 31, 2020 and 2021)	(126,678)	(1,749)
Total Daqo New Energy Corp. shareholders' equity	4,807,376	2,161,959
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,594,096	$ 3,343,651
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	405,620,792	377,177,802
Ordinary shares, shares outstanding	391,023,327	372,534,652
Treasury Stock, Shares	14,597,465	4,643,150
Parent Company
Current assets:
Cash and Cash Equivalents	$ 2,377	$ 2,263
Prepaid expenses and other current assets	371	379
Total current assets	2,748	2,642
Investments in subsidiaries	4,884,756	2,159,482
TOTAL ASSETS	4,887,504	2,162,124
Current liabilities:
Accrued expenses and other current liabilities	80,128	165
Total current liabilities	80,128	165
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2020 and 2021; 369,878,552 shares issued and 365,235,402 shares outstanding as of December 31, 2020, 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021)	40	38
Additional paid-in capital	2,211,203	1,016,855
Retained earnings	2,898,843	1,079,042
Accumulated other comprehensive income (loss)	(176,032)	67,773
Treasury shares, at cost (4,643,150 shares as of December 31, 2020 and 2021)	(126,678)	(1,749)
Total Daqo New Energy Corp. shareholders' equity	4,807,376	2,161,959
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,887,504	$ 2,162,124
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	405,620,792	377,177,802
Ordinary shares, shares outstanding	391,023,327	372,534,652
Treasury Stock, Shares	14,597,465	4,643,150